UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Gold and Precious Metals Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

ASA GOLD AND PRECIOUS METALS LIMITED CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) FEBRUARY 28, 2014 AND FEBRUARY 28, 2013	2014			2013
Name of Company	Shares / Principal Amount	Value	Percent of Net Assets	Shares / Principal Amount	Value	Percent of Net Assets

Common Shares
Gold and Silver investments
Gold mining, exploration, development and royalty companies

Australia
Newcrest Mining Limited, (1)	1,315,000	$13,228,900	4.5%	1,315,000	$30,047,750	7.9%
Silver Lake Resources Limited, (2)	3,300,000	1,708,436	0.6	1,550,000	3,467,482	0.9
		14,937,336	5.1		33,515,232	8.8

Canada
Agnico Eagle Mines Limited	429,300	13,789,116	4.7	429,300	17,189,172	4.5
Alacer Gold Corp.	918,200	2,481,397	0.9	1,343,400	4,614,434	1.2
Argonaut Gold Inc., (2)	430,000	2,238,612	0.8	-	-	-
B2Gold Corp., (2)	994,338	2,875,887	1.0	994,338	3,010,222	0.8
Barrick Gold Corporation	1,400,000	28,532,000	9.8	1,250,000	37,800,000	9.9
Belo Sun Mining Corp., (2)	2,600,000	1,022,234	0.4	2,600,000	2,674,170	0.7
Centerra Gold Inc.	625,000	2,801,880	1.0	625,000	4,063,167	1.1
Detour Gold Corporation, (2)	250,000	2,173,717	0.7	250,000	4,885,504	1.3
Eldorado Gold Corporation	650,000	4,329,000	1.5	650,000	6,383,000	1.7
Franco-Nevada Corporation	225,000	11,508,270	3.9	225,000	10,889,773	2.8
Goldcorp Inc.	967,400	26,052,082	8.9	1,182,400	38,357,056	10.0
IAMGOLD Corporation	-	-	-	600,000	4,044,000	1.1
Kinross Gold Corporation	1,000,000	5,220,000	1.8	1,325,000	10,096,501	2.6
New Gold Inc., (2)	600,000	3,666,000	1.3
Osisko Mining Corporation, (2)	642,400	4,093,384	1.4	1,292,400	7,486,540	2.0
Torex Gold Resources Inc., (2)	2,150,000	2,331,887	0.8	1,900,000	3,355,327	0.9
Torex Gold Resources Inc. - 144A, (2) (3)	1,250,000	1,355,748	0.5
Torex Gold Resources Inc., C$1.50 Warrants, 08/12/2014, (2) (3)	625,000	42,367	0.0
West Kirkland Mining Inc., (2)(3)	909,091	205,416	0.1	909,091	194,062	0.1
		114,718,998	39.3		155,042,928	40.6

Channel Islands
Randgold Resources Limited - ADRs	397,200	31,394,688	10.8	444,700	36,852,289	9.6

Peru
Compañia de Minas Buenaventura S.A.A. - ADRs	799,000	10,067,400	3.5	909,000	23,288,580	6.1

South Africa
AngloGold Ashanti Limited	593,194	10,428,351	3.6	593,194	14,379,023	3.8
Gold Fields Limited	1,029,577	3,799,139	1.3	1,029,577	8,535,193	2.2
Harmony Gold Mining Company Limited	400,000	1,296,000	0.4	400,000	2,472,000	0.6
Sibanye Gold Limited	1,029,577	2,061,728	0.7	1,029,577	1,456,851	0.4
		17,585,218	6.0		26,843,067	7.0

United States
Newmont Mining Corporation	620,368	14,429,760	4.9	620,368	24,994,627	6.5
Royal Gold, Inc.	210,000	14,429,100	4.9	210,000	13,763,400	3.6
		28,858,860	9.9		38,758,027	10.1
Total gold mining, exploration, development and royalty companies (Cost $216,203,628 - 2014, $235,870,743 - 2013)		217,562,500	74.6		314,300,123	82.2

Silver mining, exploration and development companies
Canada
Tahoe Resources Inc., (2)	833,200	19,564,837	6.7	923,200	13,965,348	3.7
Total silver mining, exploration and development companies (Cost $5,889,981 - 2014, $6,709,422 - 2013)		$19,564,837	6.7%		$13,965,348	3.7%

UNAUDITED

1

ASA GOLD AND PRECIOUS METALS LIMITED CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
FEBRUARY 28, 2014 AND FEBRUARY 28, 2013	2014			2013
Name of Company	Shares / Principal Amount	Value	Percent of Net Assets	Shares / Principal Amount	Value	Percent of Net Assets

Total gold and silver investments (Cost $222,093,609 - 2014, $242,580,165 - 2013)		$237,127,337	81.3%		$328,265,471	85.9%

Platinum and Palladium investments
Platinum and palladium mining companies

South Africa
Anglo American Platinum Limited, (2)	220,100	9,403,796	3.2	220,100	10,365,279	2.7
Impala Platinum Holdings Limited	772,400	8,187,377	2.8	772,400	11,896,771	3.1
		17,591,173	6.0		22,262,050	5.8

Exchange traded funds
ETFS Palladium Trust, (2)	70,000	5,075,000	1.7	40,000	2,862,040	0.7
ETFS Platinum Trust, (2)	22,500	3,172,725	1.1	10,000	1,555,100	0.4
		8,247,725	2.8		4,417,140	1.2
Total platinum and palladium investments (Cost $8,733,391 - 2014, $4,887,121 - 2013)		25,838,898	8.9		26,679,190	7.0

Diamond mining, exploration and development companies

Canada
Stornoway Diamond Corporation, (2)	1,639,500	1,378,105	0.5	1,639,500	1,224,932	0.3
Total diamond mining, exploration and development companies (Cost $3,928,898 - 2014 & 2013)		1,378,105	0.5		1,224,932	0.3

Diversified mineral resources companies

Canada
NovaCopper Inc., (2)	205,861	261,443	0.1	205,861	389,077	0.1

United Kingdom
Anglo American plc	200,000	5,127,319	1.8	264,800	7,717,142	2.0

United States
Freeport-McMoRan Copper & Gold Inc.	550,000	17,941,000	6.2	475,000	15,162,000	4.0
Total diversified mineral resources companies (Cost $19,991,927 - 2014, $17,936,306 - 2013)		23,329,762	8.0		23,268,219	6.1

Total common shares (Cost $254,747,845 - 2014, $269,332,489 - 2013)		287,674,103	98.6		379,437,812	99.2

Total investments (Cost $254,747,845 - 2014, $269,332,489 - 2013), (4)		287,674,103	98.6		379,437,812	99.2
Cash, receivables, and other assets less liabilities		4,049,669	1.4		2,869,251	0.8
Net assets		$291,723,772	100.0%		$382,307,063	100.0%

(1)	Newcrest Mining Limited ADRs at 2013.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2014 were $103,632,153 and $70,705,876, respectively, resulting in net unrealized appreciation on investments of $32,926,277. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2013 were $160,446,411 and $50,341,088, respectively, resulting in net unrealized appreciation on investments of $110,105,323.

ADR - American Depository Receipt

Percentage totals may not equal 100% due to independent rounding.

The notes to consolidated financial statements form an integral part of these statements.

UNAUDITED

2

Notes to Consolidated Financial Statements

Three months ended February 28, 2014 and 2013

1. Organization These consolidated financial statements include ASA Gold and Precious Metals Limited (the “Company”), and its former wholly owned subsidiary, ASA Gold and Precious Metals Advisers, LLC. The Company is a closed-end management investment company registered under the Investment Company Act of 1940, as amended, and was organized as an exempted limited liability company under the laws of Bermuda. The Company’s former subsidiary, ASA Gold and Precious Metals Advisers LLC, was discontinued on September 23, 2013 as an investment adviser in the state of California and as limited liability corporation under the laws of the state of Delaware.

2. Summary of significant accounting policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value”, that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded in U.S. markets, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Restricted securities

At February 28, 2014 and February 28, 2013, the Company held investments in restricted securities of 0.55% and 0.05% of net assets, respectively, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

Restricted Securities
February 28, 2014
Shares	Cost	Issuer	Value Per Unit	Value	Acquisition Date
909,091	$1,008,370	West Kirkland Mining, Inc.	$0.23	$205,416	11/22/2011
1,250,000	1,351,000	Torex Gold Resources, Inc. – 144A	1.08	1,355,748	01/22/2014
625,000	0	Torex Gold Resources, Inc., C$1.50 Warrants, 08/12/2014	0.07	42,367	01/22/2014

Restricted Securities
February 28, 2013
Shares	Cost	Issuer	Value Per Unit	Value	Acquisition Date
909,091	$1,008,370	West Kirkland Mining, Inc.	$0.21	$194,062	11/22/2011
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Notes to Consolidated Financial Statements (Continued)

Three months ended February 28, 2014 and 2013

C. Fair value measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 and February 28, 2013 in valuing the Company’s investments at fair value:

Investment in Securities
Measurements at February 28, 2014
Description (1)	Level 1	Level 2	Level 3	Total

Common Shares
Gold and silver investments	$204,709,687	$32,417,650	$-	$237,127,337
Platinum and palladium investments	25,838,898	-	-	25,838,898
Diamond mining, exploration and development companies	1,378,105	-	-	1,378,105
Diversified mineral resources companies	18,202,443	5,127,319	-	23,329,762
Total	$250,129,134	$37,544,969	$-	$287,674,103

Transfers into and out of levels are recognized at the end of the period. There were no transfers into and out of Levels 1, 2, and 3 at February 28, 2014.

(1) See consolidated schedules of investments for country classifications.

Investment in Securities
Measurements at February 28, 2013
Description (1)	Level 1	Level 2	Level 3	Total

Common Shares
Gold and silver investments	$301,228,341	$27,037,129	$-	$328,265,470
Platinum and palladium investments	26,679,190	-	-	26,679,190
Diamond mining, exploration and development companies	1,224,932	-	-	1,224,932
Diversified mineral resources companies	15,551,077	7,717,142	-	23,268,219
Total	$344,683,541	$34,754,271	$-	$379,437,812

(1) See consolidated schedules of investments for country classifications.

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Item 2. Controls and Procedures.

(a)

The registrant’s President and Chief Executive Officer and its Chief Financial Officer and Treasurer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Gold and Precious Metals Limited

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 24, 2014

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 24, 2014

By	/s/ Rodney D. Yee

Rodney D. Yee
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: March 24, 2014